Regulatory Assets and Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Regulatory Assets and Liabilities [Abstract]
Components Of Regulatory Assets And Liabilities
	Remaining Rate Recovery/Amortization Period at	Carrying Amount At
	September 30, 2016	September 30, 2016	December 31, 2015

Regulatory assets:
Generation-related regulatory assets securitized by transition bonds (a)(d)	-	$-	$31
Employee retirement costs being amortized	3 years	27	38
Unrecovered employee retirement costs incurred since the last rate review period (b)	To be determined	318	291
Employee retirement liability (a)(b)(c)	To be determined	812	853
Self-insurance reserve (primarily storm recovery costs) being amortized ― net	3 years	72	95
Unrecovered self-insurance reserve incurred since the last rate review period ― net (b)	To be determined	374	332
Securities reacquisition costs (pre-industry restructure)	1 year or less	6	14
Securities reacquisition costs (post-industry restructure) ― net	Lives of related debt	10	9
Recoverable amounts in lieu of deferred income taxes ― net	Life of related asset or liability	3	12
Deferred conventional meter and metering facilities depreciation	Largely 4 years	83	100
Under-recovered AMS costs	To be determined	194	164
Energy efficiency performance bonus (a)	1 year or less	12	10
Under-recovered wholesale transmission service expense (a)	1 year or less	15	-
Other regulatory assets	Various	8	9
Total regulatory assets		1,934	1,958

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	782	686
Investment tax credit and protected excess deferred taxes	Various	10	14
Over-collection of transition bond charges (a)(d)	1 year or less	6	29
Over-recovered wholesale transmission service expense (a)	1 year or less	-	24
Energy efficiency programs (a)	Not applicable	22	11
Total regulatory liabilities		820	764
Net regulatory asset		$1,114	$1,194

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(d)

Bondco net regulatory liabilities at September 30, 2016 were zero (excludes $6 million of over-collections related to transition bonds assumed by Oncor for final settlement).  Bondco net regulatory assets of $10 million at December 31, 2015 consisted of $31 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $21 million (excludes $8 million of over-collections related to transition bonds assumed by Oncor for final settlement).

	Remaining Rate Recovery/Amortization Period at	Carrying Amount At
	December 31, 2015	December 31, 2015	December 31, 2014

Regulatory assets:
Generation-related regulatory assets securitized by transition bonds (a)(e)	< 1 year	$31	$148
Employee retirement costs	4 years	38	55
Employee retirement costs to be reviewed (b)(c)	To be determined	291	246
Employee retirement liability (a)(c)(d)	To be determined	853	865
Self-insurance reserve (primarily storm recovery costs) ― net	4 years	95	127
Self-insurance reserve to be reviewed ― net (b)(c)	To be determined	332	242
Securities reacquisition costs (pre-industry restructure)	1 year	14	23
Securities reacquisition costs (post-industry restructure) ― net	Lives of related debt	9	7
Recoverable amounts in lieu of deferred income taxes ― net	Life of related asset or liability	12	14
Deferred conventional meter and metering facilities depreciation	Largely 5 years	100	123
Deferred AMS costs	To be determined	164	113
Energy efficiency performance bonus (a)	1 year	10	22
Under-recovered wholesale transmission service expense ― net (a)		-	26
Other regulatory assets	Various	9	12
Total regulatory assets		1,958	2,023

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	686	531
Investment tax credit and protected excess deferred taxes	Various	14	18
Over-collection of transition bond revenues (a)(e)	1 year	29	32
Over-recovered wholesale transmission service expense ― net (a)	1 year	24	-
Energy efficiency programs (a)	Not applicable	11	13
Total regulatory liabilities		764	594
Net regulatory asset		$1,194	$1,429

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Costs incurred since the period covered under the last rate review.
(c)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(d)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(e)

Bondco net regulatory assets of $10 million at December 31, 2015 consisted of $31 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $21 million (excludes $8 million of over-collections related to Series 2003-1 transition bonds assumed by Oncor for final settlement).  Bondco net regulatory assets of $108 million at December 31, 2014 consisted of $140 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $32 million.